Equity Method Investments - Narrative (Details)	6 Months Ended
Jun. 30, 2026 rig jointVentureCompany
Perfomex
Schedule of Equity Method Investments [Line Items]
Number of owned rigs	1
Number of third-party owned rigs	2
Perfomex II
Schedule of Equity Method Investments [Line Items]
Number of third-party owned rigs	2
Perfomex and Perfomex II
Schedule of Equity Method Investments [Line Items]
Percentage share hold by the entity	51.00%
Number of joint ventures for bareboat charters | jointVentureCompany	2
Perfomex and Perfomex II | Proyectos Globales de Energia y Servicos CME, S.A. DE C.V.
Schedule of Equity Method Investments [Line Items]
Percentage share hold by the entity	49.00%